Share-based payments - Disclosure of information concerning PSUs (Details) - PSUs	12 Months Ended
	Sep. 30, 2021 CAD ($) shares	Sep. 30, 2020 CAD ($) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, beginning of period (in shares)	1,231,470	861,485
Granted (in shares)	669,252	607,342
Exercised (in shares)	(119,108)	(157,788)
Forfeited (in shares)	(365,411)	(79,569)
Outstanding, end of period (in shares)	1,416,203	1,231,470
Grant date fair value (in CAD per share) | $	$ 94.00	$ 107.39